Supplement Dated June 6, 2018
To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	2011	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
John Walding	2011	Senior Managing Director and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
David Wagner	2011	Managing Director and Portfolio Manager, PPM
Christopher Kappas	2011	Managing Director and Portfolio Manager, PPM
Tim Kane	April 2018	Vice President, PPM
Scott Richards, CFA	2015	Senior Managing Director and Portfolio Manager, PPM

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America High Yield Bond Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	2007	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
Scott Richards, CFA	2008	Senior Managing Director and Portfolio Manager, PPM
John Walding	April 2018	Senior Managing Director and Portfolio Manager, PPM
Curt Burns, CFA	April 2018	Senior Managing Director, PPM
Karl Petrovich	April 2018	Vice President, PPM

In the section entitled, "Additional Information About the Funds," for the JNL/PPM America Floating Rate Income Fund under "The Sub-Adviser and Portfolio Management," after the ninth paragraph please add the following:

Adam Spielman is a senior managing director and the head of leveraged credit, total return at PPM.  He oversees PPM's bank loan and high yield teams.  Prior to his current role, he was the Head of Fixed Income research and managed a team of over 30 individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he spent close to three years as an investment banker with Lehman Brothers in New York and Chicago. He started his career at Peterson Consulting in Chicago. Adam earned an MBA from the University of Chicago Booth of School of Business and a Bachelor's degree in Economics from Indiana University.

In the section entitled, "Additional Information About the Funds," for the JNL/PPM America High Yield Bond Fund under "The Sub-Adviser and Portfolio Management," please delete the sixth paragraph in the entirety and replace with the following:

Curt Burns is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm's high yield core strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Curt was a senior credit analyst for Metropolitan West Asset Management. Previously, he was a corporate bond portfolio manager at Merrill Lynch Asset Management and SunAmerica. Additionally, he spent seven years performing credit analysis for companies such as Providian Corporation and Chemical Bank. Curt earned an MBA in finance from Emory University and a BA with highest honors in biology from the University of North Carolina at Chapel Hill. He is also a CFA® charterholder.

Adam Spielman is a senior managing director and the head of leveraged credit, total return at PPM.  He oversees PPM's bank loan and high yield teams.  Prior to his current role, he was the Head of Fixed Income research and managed a team of over 30 individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he spent close to three years as an investment banker with Lehman Brothers in New York and Chicago. He started his career at Peterson Consulting in Chicago. Adam earned an MBA from the University of Chicago Booth of School of Business and a Bachelor's degree in Economics from Indiana University.

In the section entitled, "Additional Information About the Funds," for the JNL/PPM America Total Return Fund under "The Sub-Adviser and Portfolio Management," please delete the seventh paragraph in the entirety and replace with the following:

Erica Lankfer is a vice president and portfolio manager on the total return fixed income team at PPM. She is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2011, Erica was an associate in the Financial Services Group for PricewaterhouseCoopers LLC where she was responsible for audit procedures and valuation services. Erica earned an MBA in finance and economics from the University of Chicago and a BS in finance and accounting from Miami University (Ohio). She is also a Certified Public Accountant (CPA).

This Supplement is dated June 6, 2018.

Supplement Dated June 6, 2018
To The Statement of Additional Information
Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

Please delete all references to Steven J. Fredricks.

Please delete all references to Karen J. Huizenga.

On page 119, in the in the section "VI. Trustees and Officers of the Trust," please delete the table row for Joseph O'Boyle in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Joseph B. O'Boyle (55) 1 Corporate Way Lansing, MI 48951	Acting Chief Compliance Officer (5/2018 to present) Acting Anti-Money Laundering Officer (5/2018 to present) Vice President (1/2018 to 5/2018)
Principal Occupation(s) During Past 5 Years:
Acting Chief Compliance Officer of JNAM (5/2018 to present); Vice President of JNAM (8/2015 to present); Vice President of other investment companies advised by JNAM (1/2018 to present); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

On pages 233-234, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/PPM America Floating Rate Income Fund and the JNL/PPM America High Yield Bond Fund in the entirety and replace with the following, which reflects information as of March 31, 2018:

JNL/PPM America Floating Rate Income Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Anthony Balestrieri	9	21	16	0	0	7
	$6,069,365,000	$15,089,342,000	$9,221,877,000	$0	$0	$18,864,350,000
Adam Spielman	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
John Walding	1	1	1	0	2	0
	$2,232,123,000	$189,615,000	$64,277,000	$0	$161,015,000	$0
David Wagner	0	1	1	0	2	0
	$0	$189,615,000	$64,277,000	$0	$161,015,000	$0
Christopher Kappas	0	1	1	0	2	0
	$0	$189,615,000	$64,277,000	$0	$161,015,000	$0
Scott Richards	3	3	1	0	0	0
	$2,416,691,000	$1,980,657,000	$38,401,000	$0	$0	$0
Tim Kane	0	1	1	0	2	0
	$0	$189,615,000	$64,277,000	$0	$161,015,000	$0

JNL/PPM America High Yield Bond Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Anthony Balestrieri	9	21	16	0	0	7
	$5,388,971,000	$15,089,342,000	$9,221,877,000	$0	$0	$18,864,350,000
Adam Spielman	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Scott Richards	3	3	1	0	0	0
	$1,736,297,000	$1,980,657,000	$38,401,000	$0	$0	$0
Curt Burns	0	3	0	0	0	0
	$0	$2,017,841,000	$0	$0	$0	$0
Karl Petrovich	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

On pages 233, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Conflicts of Interest," please delete the table for the JNL/PPM America Floating Rate Income Fund in the entirety and replace with the following, which reflects information as of March 31, 2018:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony Balestrieri	X
John Walding	X
David Wagner	X
Christopher Kappas	X
Scott Richards	X
Tim Kane	X

On pages 233-234, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Conflicts of Interest," please delete the table for the JNL/PPM America High Yield Bond Fund in the entirety and replace with the following, which reflects information as of May 30, 2018:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony Balestrieri	X
Scott Richards	X
John Walding	X
Curt Burns					X
Karl Petrovich	X

This Supplement is dated June 6, 2018.